UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2015

Steven I. Koszalka

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income Municipal Bond Fund®
Investment portfolio
April 30, 2015
unaudited
Bonds, notes & other debt instruments 94.03% Alabama 0.60%	Principal amount (000)	Value (000)
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	$1,600	$1,741
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	700	771
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	750	845
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	6,000	6,993
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	500	601
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2035	15,000	3,609
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2036	7,500	1,659
Jefferson County, Sewer Rev. Warrants, Series 2013-F, 0%/7.75% 2046[1]	2,500	1,627
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	2,500	2,476
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.), Series 2012-A, 5.00% 2039	1,100	1,207
		21,529
Arizona 2.32%
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 1.96% 2048 (put 2020)[2]	2,500	2,569
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.70% 2027	437	447
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.80% 2032	914	933
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 0.994% 2037[2]	5,000	4,505
The Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045	5,500	5,535
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.00% 2020	2,000	2,201
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds, Series 2006-3A, AMT, 5.25% 2038	275	283
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Project), Series 2014-A, 6.50% 2034[3]	1,560	1,771
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Project), Series 2014-A, 6.75% 2044[3]	4,500	5,164
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Leggacy Traditional Schools Projects), 5.00% 2035[3]	1,590	1,600
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Leggacy Traditional Schools Projects), 5.00% 2045[3]	2,250	2,243
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	6,160	6,631
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,545
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	16,800	17,160
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2008, AMT, 7.50% 2038	10,000	10,548
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	4,560
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	3,000	3,017
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	547
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	1,000	1,090
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039	1,000	1,207
American High-Income Municipal Bond Fund — Page 1 of 40

unaudited
Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2021	$500	$540
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2022	500	542
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	500	543
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 5.70% 2029	770	832
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 6.00% 2033	700	767
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	1,000	1,014
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	731
		82,525
Arkansas 0.03%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, 1.66% 2044 (put 2022)[2]	1,000	1,001
California 12.52%
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030	2,445	2,640
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	2,295	2,465
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 2014-A, 5.00% 2046	2,000	2,250
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2020	805	827
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	3,800	3,896
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	500	591
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.00% 2030	1,000	1,182
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	2,250	2,534
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,423
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	3,500	3,778
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-C-1, 3.00% 2019	2,000	2,001
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	2,500	2,625
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.21% 2045 (put 2024)[2]	1,500	1,500
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-D-1, 0.984% 2045 (put 2017)[2]	4,000	4,048
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F1, 5.00% 2054	6,000	6,583
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 2012, 4.25% 2023	1,000	1,034
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 2012, 5.00% 2028	1,000	1,036
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.70% 2024	600	614
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.80% 2025	650	665
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.90% 2026	625	641
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.00% 2027	650	668
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.00% 2028	600	616
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2029	1,205	1,243
Successor Agcy. to the Carson Redev. Agcy., Tax Allocation Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 4.25% 2034	1,250	1,300
American High-Income Municipal Bond Fund — Page 2 of 40

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2025	$1,165	$1,200
Cerritos Public Fin. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series A, AMBAC insured, 6.50% 2023	955	1,168
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	4,165	4,558
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,089
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Agcy.), Series A, AMBAC insured, 5.00% 2022	2,000	2,171
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	2,500	2,705
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	2,290	2,448
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	1,500	1,657
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	1,000	1,095
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	1,100	1,292
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 5.00% 2037	500	512
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,150	1,157
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	1,000	1,225
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 4.00% 2029	2,140	2,214
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 4.00% 2031	700	719
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012 Special Tax Ref. Bonds, 4.00% 2033	5,500	5,591
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), Special Tax Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	2,500	2,423
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2030	2,080	2,404
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2034	6,000	2,670
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2035	1,000	423
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 2042	5,000	1,434
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0%/6.85% 2042[1]	1,250	929
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	3,000	3,495
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	4,000	4,702
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-C, 6.50% 2043	3,500	4,186
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	5,250	4,193
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	9,000	7,825
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), 5.00% 2044	500	558
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	500	576
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	540	613
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	580	657
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2034	350	396
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), 5.00% 2036	1,000	1,062
Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Ref. Bonds, Series 2014-A, 5.00% 2044	1,000	1,095
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Special Tax Bonds, 5.00% 2049	1,000	1,094
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.875% 2025	1,025	1,061
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 5.00% 2026	1,075	1,113
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 3.35% 2022	1,175	1,229
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2020	450	516
American High-Income Municipal Bond Fund — Page 3 of 40

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Irvine Public Facs. and Infrastructure Auth., Assessment Rev. Bonds, Series 2012-A, 4.50% 2025	$645	$667
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2026	1,435	1,665
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2028	625	711
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2024	310	349
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2025	550	616
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2026	350	389
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2029	250	272
LakeElsinore, Public Fncg. Auth. Rev. Ref. Bonds, 5.00% 2031	2,920	3,245
LakeElsinore, Public Fncg. Auth. Rev. Ref. Bonds, 5.00% 2035	7,500	8,238
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,000	1,101
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,000	1,178
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,329
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	1,000	1,113
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2012-B, 0% 2034	1,250	559
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2028	1,250	1,458
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2030	1,400	1,610
Los Angeles County, Regional Fncg. Auth., Insured Rev. Bonds (MonteCedro Inc. Project), Series 2014-A, 5.00% 2044	500	547
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	4,900	6,661
Community Redev. Agcy. of the City of Moreno Valley, Tax Allocation Bonds, Series 2007-A, AMBAC insured, 5.00% 2038	6,270	6,498
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	1,915	2,081
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	11,008
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2020	1,500	1,675
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2021	1,500	1,662
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	1,000	1,042
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2026	500	506
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2036	2,100	2,115
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.00% 2028[3]	845	889
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2038[3]	750	785
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2048[3]	1,000	1,042
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2039	1,200	1,311
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	1,000	1,096
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,420	1,737
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039	2,000	2,466
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.25% 2040	1,000	1,164
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,600	1,662
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	1,036
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[3]	7,500	10,206
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2030	2,505	2,747
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	551
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,500	1,648
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	2,965	2,989
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	1,250	1,373
Newport-Mesa Unified School Dist. (County of Orange), G.O. Bonds, Election of 2005, Series 2011, 0% 2038	4,000	1,573
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	7,000	7,298
American High-Income Municipal Bond Fund — Page 4 of 40

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	$2,000	$2,223
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2025	2,000	2,323
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	2,000	2,302
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	1,820	1,883
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates), Series 2006-A, AMBAC insured, 0% 2020	4,815	4,394
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates), Series 2006-A, AMBAC insured, 0% 2021	4,145	3,654
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2032	2,675	3,036
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2035	2,175	2,449
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[3]	9,000	9,739
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	620	691
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2032	810	894
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.25% 2029	2,295	2,383
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.50% 2033	1,485	1,542
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,350	1,541
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,200	1,362
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,500	1,679
Public Works Board, Lease Rev. Bonds (Regents of the University of California), Series 2008-A, 5.00% 2033 (preref. 2018)	50	56
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034	1,500	1,802
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	6,000	7,288
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	3,500	3,936
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.725% 2034[2]	5,000	4,605
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	1,000	1,130
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	3,000	3,404
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.00% 2018	125	125
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.625% 2026	1,000	1,002
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	12,750	15,496
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	3,500	3,974
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	3,000	3,427
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2009-C, 6.50% 2039	1,450	1,680
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041	1,775	2,160
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2009-D, 6.625% 2039	2,500	2,885
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041	2,000	2,421
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2032	260	289
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2033	500	555
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Bonds (Mission Bay South Public Improvements), Series 2013-B, 3.00% 2020	400	422
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Bonds (Mission Bay South Public Improvements), Series 2013-C, 0% 2043	5,000	1,035
American High-Income Municipal Bond Fund — Page 5 of 40

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Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2029	$1,300	$1,465
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2031	1,140	1,277
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2033	250	279
Successor Agcy. to the Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase One Improvements), Special Tax Ref. Bonds, Series 2014, 5.00% 2044	1,000	1,093
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,200	2,437
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	6,925	7,929
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.25% 2034	1,750	2,064
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022	1,600	1,791
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035	1,000	1,107
Redev. Agcy. of the City of San Jose, Tax Allocation Bonds (Merged Area Redev. Project), Series 2003, FGIC-National insured, 4.90% 2033	2,340	2,380
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	2,389
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,830
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	988
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	6,070	3,754
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	6,000	3,433
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.75% 2040	3,000	3,466
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 4.875% 2016[3]	1,370	1,385
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 5.00% 2020[3]	6,700	6,767
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.10% 2030	925	1,017
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	5,000	5,907
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	113
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,895
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	75	75
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	700	717
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-D, 4.75% 2020	1,350	1,357
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	1,560	1,773
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	2,700	3,077
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-B, 3.50% 2018	1,000	1,026
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[3]	5,250	5,428
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	3,000	3,182
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,000	1,051
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	940	1,012
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	2,000	2,180
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	1,500	1,793
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 5.625% 2032	1,000	1,069
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,000	1,081
American High-Income Municipal Bond Fund — Page 6 of 40

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	$2,000	$2,255
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	2,500	2,813
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	975	1,063
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	1,675	1,828
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036[3]	1,500	1,516
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.00% 2029[3]	1,500	1,774
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041[3]	4,500	5,320
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	2,250	2,477
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	2,000	2,219
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,000	1,110
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,744
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2031	360	368
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2034	555	566
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2037	120	122
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,035	1,142
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	6,185	5,206
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	4,975	4,259
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	1,000	1,150
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2028	700	788
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2035	1,000	1,096
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2040	450	483
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	140	145
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project), Series 2011-A, 7.50% 2042	1,950	2,492
		445,793
Colorado 4.60%
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County), Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	675	681
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County), Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	3,240	3,185
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County), Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	1,980	1,909
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, 5.00% 2043	1,250	1,300
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.625% 2038	1,000	1,147
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 6.00% 2038	1,250	1,473
American High-Income Municipal Bond Fund — Page 7 of 40

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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.60% 2034	$5,610	$5,777
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[2]	2,000	1,725
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	1,000	1,155
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	18,000	18,882
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	3,093
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2014-A, 5.00% 2039	500	535
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.258% 2033[2]	4,740	4,423
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,319
E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2037	5,065	1,747
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.375% 2028	1,000	1,108
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.50% 2038	1,000	1,104
Foothills Metropolitan District, Special Rev. Bonds (In the City of Fort Collins), Series 2014, 5.75% 2030	1,250	1,339
Foothills Metropolitan District, Special Rev. Bonds (In the City of Fort Collins), Series 2014, 6.00% 2038	2,000	2,138
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2007-A, 5.90% 2037	1,625	1,636
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,000	13,091
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	2,000	2,253
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	8,000	8,492
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,526
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,153
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	17,060	17,530
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,563
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	5,500	5,699
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040	1,250	1,373
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	2,000	2,109
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	586
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,094
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,631
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,675
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030	350	391
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040	975	1,080
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2020	1,500	1,609
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds, Series 2007, ACA insured, 5.00% 2021	1,500	1,521
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County), Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	4,200	4,316
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,517
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,700	1,946
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,914
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 5.25% 2034	430	439
American High-Income Municipal Bond Fund — Page 8 of 40

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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax) Ref. and Improvement Bonds, Series 2007, 5.25% 2037	$3,250	$3,251
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2007, 5.20% 2036	3,225	3,251
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds, Series 2013, 5.00% 2033	505	519
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds, Series 2013, 5.125% 2038	2,070	2,129
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006, 5.75% 2036	1,165	1,166
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2029	25	25
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2036	1,980	2,003
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 0%/9.50% 2040[1]	2,220	1,406
		163,934
Connecticut 0.78%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	1,205	1,265
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	4,500	4,725
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	2,765	2,743
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, 7.00% 2045[3]	8,000	7,852
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2001, 6.00% 2016	1,370	1,371
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2001, 6.25% 2021	2,000	2,000
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2015-A, 6.75% 2045[3]	7,940	7,996
		27,952
Delaware 0.01%
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	380	393
District of Columbia 0.21%
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	1,000	1,064
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	5,000	5,227
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	1,175	1,250
		7,541
Florida 6.50%
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	629
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,504
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,874
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030	900	1,047
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	4,325	4,708
American High-Income Municipal Bond Fund — Page 9 of 40

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project), Series 2007-A, 5.75% 2026	$1,000	$1,031
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	1,000	1,099
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	200	200
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,729
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	2,470	2,731
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	750	821
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2023	4,000	4,662
Broward County, Airport System Rev. Ref. Bonds, Series 2013-A, 5.25% 2043	2,000	2,210
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	1,960	1,945
Collier County Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2045	3,050	3,343
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2024[3]	1,000	1,144
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2030[3]	2,500	2,763
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	5,000	5,589
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	5,250	6,002
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program), Series 2007-B, AMT, 4.70% 2039	995	998
Escambia County, Environmental Improvement Rev. Ref. Bonds, Series 2006-B, AMT, 5.00% 2026	1,000	1,000
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014[4]	10,260	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	40,185	6,749
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,810	3,825
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds, Series 2005, 5.60% 2036	1,115	839
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2018 (preref. 2015)	250	256
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2018 (preref. 2016)	100	107
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	930	994
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	70	75
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project), Series 2007-A, 6.25% 2027[3]	4,565	4,894
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,190	1,859
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038[4]	1,970	650
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011[4]	7,420	2,448
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	860	861
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	2,840	2,836
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 6.77% 2020	2,205	2,291
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2015, 4.875% 2045	2,160	2,118
American High-Income Municipal Bond Fund — Page 10 of 40

unaudited
Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	$3,000	$3,127
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	4,250	4,426
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	3,043
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	3,000	3,191
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	14,070
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	2,082
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	10,925
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 2014[4]	4,255	1,470
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,955	3,520
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	6,000	6,609
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[4]	1,035	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036	160	158
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038	305	292
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 2020	315	318
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 2037	1,750	1,851
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	1,000	1,067
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 2037	1,500	1,587
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,153
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2022	1,750	2,022
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2023	2,250	2,580
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	1,500	1,625
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,206
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	2,500	2,828
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2023	2,000	2,319
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,330
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2033	5,000	5,580
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.50% 2036	2,000	2,289
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	1,000	1,169
Orange County Industrial Dev. Auth., Industrial Dev. Rev. Bonds (VITAG Florida LLC Project), Series 2014, AMT, 8.00% 2036[3]	5,000	5,073
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	1,500	1,649
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	1,085	1,148
American High-Income Municipal Bond Fund — Page 11 of 40

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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Palm Beach County Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2028	$1,860	$2,100
Palm Beach County Health Facs. Auth., Rev. Bonds (Sinai Residences Boca Raton Project), Series 2014-A, 7.50% 2049	800	914
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2006, 5.70% 2037	3,365	2,838
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	2,540	2,432
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010[4]	920	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011[4]	1,385	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	385	390
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	4,095	1,837
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	500	542
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	1,000	1,082
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund - Intermodal Program), Series 2011-B, AMT, 5.375% 2029	1,000	1,165
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013[4]	1,320	924
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	660	681
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,800	4,975
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040	3,625	4,043
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 6.00% 2045	1,600	1,797
Seminole Tribe of Florida, Series A, 5.25% 2027[3]	6,000	6,366
Seminole Tribe of Florida, Series A, 5.50% 2024[3]	1,500	1,605
Seminole Tribe of Florida, Series A, 5.75% 2022[3]	1,130	1,216
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013	2,035	1,424
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 4.00% 2044	2,150	2,297
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	1,350	1,448
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2045	3,945	4,282
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,230	1,231
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,330	5,374
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,470	1,491
Volusia County Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	1,000	1,087
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2030	1,500	1,681
Volusia County Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2031	1,520	1,698
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,570	1,560
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	5,940	3,536
		231,554
American High-Income Municipal Bond Fund — Page 12 of 40

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Bonds, notes & other debt instruments Georgia 2.77%	Principal amount (000)	Value (000)
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	$2,240	$2,150
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2036	140	120
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2027	2,000	2,220
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031	5,000	5,836
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	3,500	4,339
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	2,000	2,289
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	3,200	3,374
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	6,254
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-B, AMT, 9.00% 2035	5,905	5,948
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	7,700	8,497
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	7,250	7,935
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029	1,850	2,151
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	3,750	3,622
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029	710	812
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.625% 2039	1,350	1,540
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2018	1,500	1,522
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2027	1,000	994
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2037	2,500	2,366
The Glynn-Brinswick Memorial Hospital Auth., Rev. Anticipation Certs. (Southeast Georgia Health System Project), 5.00% 2027	2,995	3,471
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	2,000	2,192
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project), Series 2008, 6.00% 2034	6,500	7,322
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	3,500	3,935
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,186
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,198
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	5,250	5,360
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,525	1,543
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,000	1,112
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	3,000	3,254
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-A, 0% 2024[3]	2,115	1,253
American High-Income Municipal Bond Fund — Page 13 of 40

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Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-A, 0% 2034[3]	$3,495	$1,052
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-B, 0%/7.00% 2049[1,3]	6,755	3,689
		98,536
Guam 0.33%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	1,500	1,774
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	1,028
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	500	552
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,000	2,199
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,184
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	500	552
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	3,750	4,293
		11,582
Hawaii 0.21%
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 8.75% 2029	1,000	1,256
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 9.00% 2044	3,250	4,053
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.75% 2040	1,000	1,137
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2013-A, 5.50% 2043	1,000	1,144
		7,590
Idaho 0.43%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	340	341
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	270	270
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	590	591
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	400	400
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	515	516
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	555	559
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.00% 2044	7,230	7,753
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.125% 2049	4,520	4,869
		15,299
Illinois 7.12%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027	6,000	6,034
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 4.40% 2016	142	146
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2030	5,000	5,525
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	9,500	10,460
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2032	5,000	5,486
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2033	3,000	3,289
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,083
American High-Income Municipal Bond Fund — Page 14 of 40

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2025	$1,000	$1,172
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2026	1,680	1,948
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	1,000	1,136
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2043	4,250	4,827
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	3,000	3,422
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2026	3,500	3,913
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,818
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	1,700	1,591
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2039	500	537
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.40% 2016	95	96
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.625% 2036	4,900	4,932
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044	2,110	2,600
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2021	1,750	1,818
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2026	1,000	1,017
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2036	4,000	4,035
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2038	400	450
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	1,000	1,145
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	6,365	6,892
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2045	3,500	3,789
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,735
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2030	1,000	1,088
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	1,500	1,623
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	5,500	5,929
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	2,016
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	2,100	2,319
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028[4]	1,575	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041[4]	3,325	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	2,100	—
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	8,550	8,946
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	4,025	4,169
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,070
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	1,021
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	6,000	6,931
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	1,500	1,636
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	1,000	1,089
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	8,935	10,426
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	9,800	12,047
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	2,250	2,603
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,528
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	3,308
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	3,000	3,392
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043	6,765	7,888
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	11,500	13,469
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-A, 5.25% 2034	2,955	3,046
American High-Income Municipal Bond Fund — Page 15 of 40

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.00% 2025	$5,000	$5,167
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.25% 2019	2,875	3,006
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 4.00% 2039	1,000	973
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,655
Fin. Auth., Student Hosuing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	11,000	11,263
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	1,465	1,549
G.O. Bonds, Series 2012-A, 5.00% 2028	2,000	2,117
G.O. Bonds, Series 2014, 5.00% 2039	6,675	6,914
G.O. Bonds, Series of July 2013, 5.50% 2038	1,000	1,101
G.O. Bonds, Series of May 2014, 5.00% 2039	2,600	2,695
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.80% 2032	1,000	1,016
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds, Series 2006, RADIAN insured, 4.55% 2016	187	189
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,662	1,694
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[4]	1,900	304
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040[4]	5,000	800
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B, Assured Guaranty Municipal insured, 0% 2047	7,500	1,637
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	762	768
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,139
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	11,000	13,805
Sports Facs. Auth., Sports Facs. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,124
		253,356
Indiana 1.97%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2028	1,030	1,011
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	7,000	8,139
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	4,000	4,459
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2028	250	293
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	3,800	4,092
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	7,175	7,662
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,000	7,481
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	3,410	3,701
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2036	3,730	4,083
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,610	4,219
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2019	760	821
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2039	1,000	1,015
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2034	1,000	1,049
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	3,000	3,200
American High-Income Municipal Bond Fund — Page 16 of 40

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Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	$1,000	$1,057
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group), Series 2006-B, 5.00% 2023	1,000	1,035
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	750	844
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031[4]	3,500	39
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.60% 2016	1,000	1,064
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	1,000	1,138
City of Valparaiso, Exempt Facs. Rev Bonds (Pratt Paper, LLC Project), Series 2013, AMT, 7.00% 2044	4,080	5,004
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021 (preref. 2016)	1,375	1,455
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	5,000	5,247
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	1,000	1,049
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.80% 2047	1,000	1,049
		70,206
Iowa 0.99%
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project), Series 2007-A, 6.75% 2037	2,500	2,653
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project), Series 2007-A, 6.75% 2042	5,000	5,298
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	80	84
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	3,000	3,247
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	12,750	14,272
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	3,000	3,206
Iowa Higher Education, Loan Auth. Rev. Ref. Bonds (Wartburg College), 5.00% 2032	2,000	2,067
Iowa Higher Education, Loan Auth. Rev. Ref. Bonds (Wartburg College), 5.00% 2037	4,250	4,260
		35,087
Kansas 0.36%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	2,055
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	282
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	844
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.125% 2017	1,200	1,259
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.50% 2039	5,250	5,342
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 5.125% 2028	2,562	2,593
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds (Legends at Village West Project), Series 2006, 4.60% 2016	270	278
		12,653
Kentucky 0.50%
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	2,000	2,210
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.625% 2027	1,000	1,114
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 5.75% 2028	2,500	2,669
American High-Income Municipal Bond Fund — Page 17 of 40

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Bonds, notes & other debt instruments Kentucky (continued)	Principal amount (000)	Value (000)
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	$1,000	$1,073
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	2,000	2,141
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	1,885	2,139
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	5,500	6,317
		17,663
Louisiana 1.74%
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds (West Jefferson Medical Center), Series 2011-A, 6.00% 2039	2,365	2,781
Juban Crossing, Economic Dev. Rev. Ref. Bonds (Drainage Project), Series 2015-B, 7.00% 2044[3]	2,000	2,037
Juban Crossing, Economic Dev. Rev. Ref. Bonds (Drainage Project), Series 2015-C, 7.00% 2044[3]	2,500	2,546
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	10,543
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	4,400	5,291
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,500	6,589
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	4,850	5,817
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2031	2,160	2,416
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2035	1,785	1,966
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 2039	1,500	1,655
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	3,000	3,130
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	500	520
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	2,000	2,317
Public Facs., Rev. Bonds (Impala Warehousing LLC Project), Series 2013, AMT, 6.50% 2036	3,000	3,419
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	5,972
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.00% 2024	625	668
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.25% 2037	1,650	1,694
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	2,500	2,633
		61,994
Maine 0.37%
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	4,000	4,589
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	3,350	3,837
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	1,500	1,740
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	2,895	3,084
		13,250
Maryland 0.69%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-D, AMT, 4.00% 2036	1,285	1,387
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	500	516
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	1,000	1,092
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	950	1,040
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2003, 5.375% 2033	3,000	3,005
American High-Income Municipal Bond Fund — Page 18 of 40

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Bonds, notes & other debt instruments Maryland (continued)	Principal amount (000)	Value (000)
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	$1,000	$1,090
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	1,500	1,565
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,500	1,531
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), 5.00% 2042	750	834
Howard County Housing Commission Rev. Bonds (Oakland Mills Project), Series 2013, 5.00% 2028	1,100	1,207
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	503	504
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	8,250	8,263
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	976	978
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.50% 2044	1,500	1,612
		24,624
Massachusetts 1.64%
Dev. Fin. Agcy., Boston Medical Center Rev. Bonds (Green Bonds), Series 2015-D, 5.00% 2044	2,750	2,934
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042[3]	1,500	1,527
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-C, AMT, 5.25% 2042[3]	9,250	9,562
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,400	1,449
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2021	712	720
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	3,873	3,752
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	4,487	4,337
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	11,725	11,258
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	836	719
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	4,065	25
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2041	1,000	1,113
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	3,265	3,445
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	3,190	3,745
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	3,000	3,527
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	1,015	1,035
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	2,035
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	1,000	1,128
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	1,500	1,749
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,166
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	2,925	3,140
		58,366
Michigan 5.19%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	2,500	2,534
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.125% 2043	5,000	5,081
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A, 5.25% 2039	7,850	8,441
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	8,200	8,737
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2025	1,415	1,601
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	1,000	1,124
American High-Income Municipal Bond Fund — Page 19 of 40

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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-1, 5.00% 2044	$6,750	$7,115
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-6, 5.00% 2033	2,000	2,170
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-4, 5.00% 2034	1,000	1,082
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,232
Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,890	2,099
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	1,000	1,145
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2020	1,450	1,601
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2030	2,550	2,523
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2031	1,000	987
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2022	1,500	1,695
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039	4,540	4,836
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-B, 5.00% 2035	750	832
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2045	250	273
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.50% 2026	1,250	1,529
City of Flint, Hospital Building Auth., Rev. Ref. Rental Bonds (Hurley Medical Center), Series 2010, 6.00% 2020	450	451
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	160	160
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,500	1,719
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	2,007
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	2,000	2,065
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	4,038
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	1,000	984
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2027	1,000	1,082
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	2,000	2,090
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039	5,500	6,192
Hospital Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	2,000	2,158
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.125% 2032	1,000	1,010
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.375% 2041	1,250	1,263
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	4,000	4,236
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.375% 2026	1,250	1,283
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	2,995	3,061
Fin. Auth., Local Government Loan Program Rev. Bonds (Public Lighting Auth. Local Project Bonds), Series 2014-B, 5.00% 2029	1,000	1,104
Fin. Auth., Local Government Loan Program Rev. Bonds (Public Lighting Auth. Local Project Bonds), Series 2014-B, 5.00% 2044	3,000	3,212
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039 (preref. 2018)	2,000	2,474
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2039	1,250	1,365
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	2,700	2,987
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	1,000	1,146
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project), Series 2013, AMT, 8.50% 2030[3]	2,535	2,453
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project), Series 2013, AMT, 8.50% 2030[3]	7,715	7,464
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,800	2,122
American High-Income Municipal Bond Fund — Page 20 of 40

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Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	$36,955	$31,285
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,403
Wayne County Airport Auth. Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-C, AMT, 5.00% 2044	1,000	1,089
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.00% 2034	11,000	11,237
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	2,000	2,100
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,785
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,209
		184,871
Minnesota 0.16%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,165	1,184
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,965	2,126
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2009-B, AMT, 5.00% 2022	2,000	2,255
		5,565
Mississippi 0.21%
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	1,500	1,602
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	5,100	5,787
		7,389
Missouri 1.92%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2019	1,885	1,885
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2036	305	278
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds, Series 2006-A, 4.65% 2017	640	642
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2015-A, 4.00% 2045	3,300	3,243
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2010, 5.50% 2042	2,000	2,165
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2011, 6.00% 2041	1,000	1,103
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-B, 4.875% 2038	3,000	3,038
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,950	8,201
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	2,500	2,555
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2014-A, 5.25% 2039	9,500	9,781
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,000	2,302
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	4,000	4,669
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2026	2,500	2,972
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2030	2,000	2,369
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Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2031	$5,000	$5,919
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	3,275	3,885
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	1,000	1,187
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	1,000	1,182
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	5,490	5,869
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2012, AMT, 5.00% 2032	1,685	1,784
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	3,306
		68,335
Montana 0.20%
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	2,250	2,318
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	4,850	4,968
		7,286
Nebraska 0.11%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2008, 5.75% 2028	3,500	3,825
Nevada 1.70%
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2027	4,000	4,287
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2027	2,415	2,702
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2028	2,000	2,222
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	750	748
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds, Series 2006-B, 5.30% 2029	995	998
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2020	1,390	1,506
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2021	1,495	1,620
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	2,000	2,114
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2018	1,100	1,103
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2019	1,370	1,372
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.125% 2025	3,415	3,309
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2017	920	953
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.00% 2015	1,640	1,639
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.00% 2016	925	921
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	4,460	3,811
American High-Income Municipal Bond Fund — Page 22 of 40

unaudited
Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	$7,245	$5,536
City of Henderson, Public Improvement Trust, Touro College and University System Obligated Group Rev. Bonds, 5.50% 2044	1,645	1,813
City of Las Vegas Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030	7,000	8,087
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 4.25% 2024	200	204
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2022	480	519
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2023	425	460
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2024	300	326
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2026	1,000	1,042
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2028	400	413
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2029	700	720
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2031	150	153
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	3,000	3,174
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,648
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	6,875	5,003
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007-B, AMT, 5.70% 2041	335	347
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina), Limited Obligation Improvement Bonds, 6.50% 2020	875	954
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina), Limited Obligation Improvement Bonds, 6.75% 2027	700	743
		60,447
New Hampshire 0.16%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	2,445	2,730
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,990
		5,720
New Jersey 4.65%
Camden County Improvement Auth., Health Care Redev. Project Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	3,039
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2030	1,405	1,557
Camden County Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	555	608
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, 5.25% 2039	2,500	2,658
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,000	2,296
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,500	1,704
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,125
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	1,180	1,312
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-A, AMT, 10.50% 2032[3,4]	13,000	3,770
American High-Income Municipal Bond Fund — Page 23 of 40

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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	$6,750	$7,159
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	795
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,573
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	2,435	2,504
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	500	510
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	3,500	3,914
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	105	105
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,093
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	2,000	2,148
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,000	2,120
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	4,967
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	17,000	18,682
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	1,750	1,973
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,909
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,921
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,416
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,000	1,198
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	500	575
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	1,000	1,137
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Chilton Memorial Hospital Issue), Series 2009, 5.75% 2039 (preref. 2019)	860	1,015
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	2,000	2,239
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.25% 2035	3,000	3,322
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	1,000	1,006
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,242
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2021	1,500	1,702
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,135
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2012-A, 5.00% 2029	1,200	1,306
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2025	400	450
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2027	500	554
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2033	700	754
South Jersey Transportation Auth.,Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	11,400	12,182
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	60,855	47,866
		165,541
American High-Income Municipal Bond Fund — Page 24 of 40

unaudited
Bonds, notes & other debt instruments New Mexico 0.48%	Principal amount (000)	Value (000)
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	$1,135	$1,141
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	2,910	2,927
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	6,000	5,985
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	2,000	2,069
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	3,000	3,070
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	360	380
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	240	255
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	340	350
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	765	791
		16,968
New York 4.32%
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	562
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	500	550
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 3.75% 2020[3]	750	777
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[3]	450	484
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[3]	1,150	1,235
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	600	680
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	2,600	2,886
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	556
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	1,585	1,841
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024 (preref. 2020)	5	6
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	4,000	4,412
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,120	1,236
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2031	500	528
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032	500	525
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2033	1,200	1,257
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2034	1,200	1,255
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2035	1,000	1,045
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2045	800	832
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	1,430	1,607
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2050	1,000	1,104
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2044	1,250	1,391
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	2,500	2,758
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	3,000	3,454
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 2044[3]	12,000	12,546
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[3]	7,000	7,648
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[3]	3,160	3,479
American High-Income Municipal Bond Fund — Page 25 of 40

unaudited
Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[3]	$2,625	$3,186
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,158
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	1,000	1,105
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	15,259
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,260
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,558
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	1,022
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	510
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	2,202
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (1998 British Airways PLC Project), Series 1998, AMT, 5.25% 2032	6,995	7,010
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	16,459
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	3,130	3,395
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,175
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014 Series BB, 5.00% 2046	3,500	3,906
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	750	852
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.00% 2039	1,000	1,150
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	2,250	2,545
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2037	1,000	1,136
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2041	300	341
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,600	1,633
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	5,000	5,211
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042[3]	2,250	2,334
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042	1,000	1,027
Onondaga County Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	500	561
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	3,125
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	6,485
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	300	353
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[3]	8,585	8,938
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[3]	1,100	1,149
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project), Series 2003-A, AMT, 5.25% 2027	2,000	2,009
		153,708
North Carolina 0.35%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,285
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 4.75% 2032	3,000	3,059
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 5.00% 2037	1,000	1,026
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2030	1,900	1,999
American High-Income Municipal Bond Fund — Page 26 of 40

unaudited
Bonds, notes & other debt instruments North Carolina (continued)	Principal amount (000)	Value (000)
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2035	$2,500	$2,628
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2008-A, 6.00% 2038	2,230	2,364
		12,361
North Dakota 0.06%
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2031	1,200	1,437
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035	500	598
		2,035
Ohio 5.04%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	1,500	1,730
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,580	9,513
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031	4,000	4,248
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2033	3,315	3,656
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Mercy Health), Series 2015-A, 4.00% 2044	5,250	5,060
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	11,000	9,330
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	41,250	34,146
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	22,000	19,631
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	5,125	5,821
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	1,000	1,151
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	1,000	1,050
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031	4,000	4,207
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	4,010
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,241
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,126
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,570
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,097
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,094
County of Cuyahoga, Health Care Facs. Rev. Bonds (Franciscan Communities, Inc. - Mount Alverna Project), Series 2004-D, 6.50% 2034	1,315	1,379
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	2,250	2,488
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	1,600	1,738
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Friendship Village of Dublin, Ohio, Inc.) Series 2014, 5.00% 2034	285	309
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	11,000	12,512
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,609
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046	1,000	1,147
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2016	1,685	1,727
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	2,000	2,043
American High-Income Municipal Bond Fund — Page 27 of 40

unaudited
Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	$1,000	$1,017
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	1,000	1,115
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	275	283
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	2,000	2,230
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	1,435	1,501
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	6,000	6,199
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	1,000	1,032
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 2032	6,245	6,715
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	5,700	6,149
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2035	850	868
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2043	750	760
Treasurer of State, Tax-Exempt Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2053	7,500	7,884
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2039	275	302
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 3.625% 2033 (put 2020)	2,250	2,360
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-C, AMT, 3.95% 2032 (put 2020)	3,000	3,123
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 4.00% 2033 (put 2019)	2,000	2,117
		179,288
Oklahoma 0.91%
Fort Sill Apache Ok Tribe Gaming Enterprise, Econ. Dev. Auth., Series 2011-A, 8.50% 2026[3]	6,500	7,623
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2008-A, AMT, 6.80% 2038	415	431
Trustees of the Tulsa Airports Improvement Trust General Airports Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2022	600	685
Trustees of the Tulsa Airports Improvement Trust General Airports Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2023	800	913
Trustees of the Tulsa Airports Improvement Trust General Airports Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2035	1,000	1,074
Trustees of the Tulsa Airports Improvement Trust General Airports Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2045	2,480	2,646
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,305
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	131
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,483
		32,291
Oregon 0.54%
Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	9,915	10,120
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	1,500	1,641
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2034	1,000	1,111
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2035	1,145	1,266
American High-Income Municipal Bond Fund — Page 28 of 40

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Bonds, notes & other debt instruments Oregon (continued)	Principal amount (000)	Value (000)
City of Forest Grove, Oregon Campus Improvement Rev. Ref. Bonds (Pacific University Project), Series 2015-A, 5.00% 2030	$550	$610
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2028	4,000	4,564
		19,312
Pennsylvania 4.27%
Delaware County Auth. (Commonwealth of Pennsylvania), Hospital Rev. Bonds (Crozer-Chester Medical Center Obligated Group), 5.00% 2031	60	61
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2023	2,420	2,806
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	1,058
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	2,882
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2029	730	795
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2034	875	933
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	440	465
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	2,850	2,998
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2025	2,450	2,746
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2030	825	899
East Hempfield Township Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	2,500	2,641
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 4.125% 2038	4,000	3,779
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	7,500	8,276
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,200	17,647
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	2,250	2,434
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2042	1,250	1,352
Higher Education Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	5,100	5,658
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.75% 2028	2,500	2,641
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.875% 2038	10,100	10,649
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 6.00% 2042	1,000	1,057
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043	6,400	6,972
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	4,690	5,243
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,061
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	3,000	3,124
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	2,370	2,527
American High-Income Municipal Bond Fund — Page 29 of 40

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	$7,890	$8,332
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041	1,500	1,770
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,000	1,093
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	1,500	1,631
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	2,328
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029	725	825
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,715
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,700
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	3,007
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	11,545	12,274
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	1,000	1,007
Public Finance Auth., Exempt Facs. Ref. Rev. Bonds (National Gypsum Company), Series 2014, AMT, 5.50% 2044	4,500	4,638
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	10,210	11,190
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.71% 2017[2]	1,000	1,003
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project - Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	5,285	5,381
West Shore Area Auth., Rev. Bonds (Messiah Village Project), Series 2015-A, 5.00% 2035	1,500	1,579
		152,177
Puerto Rico 3.51%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,040	1,544
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	2,260	1,707
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2033	1,495	998
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.125% 2037	1,500	999
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	24,275	15,824
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	900	608
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	2,000	1,213
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2040	275	167
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	395	239
Electric Power Auth., Power Rev. Bonds, Series XX, 5.25% 2040	1,020	619
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.704% 2029[2]	10,830	8,093
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	8,295	8,626
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA1, Assured Guaranty Municipal insured, 4.95% 2026	1,000	1,031
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2005-BB, 5.25% 2022	2,000	2,148
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, 5.00% 2016	500	476
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty insured, 5.50% 2031	1,755	1,877
American High-Income Municipal Bond Fund — Page 30 of 40

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Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	$3,405	$3,405
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.50% 2025	1,740	1,909
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	14,760	15,344
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	2,000	1,704
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	1,350	1,227
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2021	2,555	2,502
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 2024	550	548
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2016	1,200	1,232
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	500	527
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	2,985	3,148
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,700	1,798
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	1,059
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	858
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	795	669
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	995	831
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,200	978
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2016	790	804
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	240	195
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2021	775	827
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	6,130	6,540
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2041	14,400	9,300
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	3,070	2,085
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,000	551
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	5,365	2,884
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	3,845	2,057
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2016	435	351
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2022	1,385	797
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	5,400	3,092
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2024	1,000	570
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,250	708
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2016	1,360	1,097
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2017	1,000	706
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2018	1,855	1,174
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	1,490	912
American High-Income Municipal Bond Fund — Page 31 of 40

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Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	$7,130	$4,214
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2022	4,000	2,302
		125,074
Rhode Island 0.20%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue), Series 2013-A, 6.00% 2033	1,250	1,403
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2028	800	834
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2029	400	416
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	965
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2027	2,500	2,482
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2028	1,000	981
		7,081
South Carolina 1.09%
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.00% 2016	800	822
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.125% 2026	2,485	2,502
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.30% 2036	2,015	2,022
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042	6,000	7,457
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	2,375	2,380
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.30% 2035	6,000	6,011
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,250	2,571
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	5,000	5,544
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	8,910	9,659
		38,968
South Dakota 0.16%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	1,550	1,715
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 2044	2,355	2,523
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	1,295	1,364
		5,602
Tennessee 0.66%
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	2,250	2,452
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project), Series 2005-A, 5.00% 2015	410	414
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	2,840	3,057
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,889
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,995
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,148
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2025	1,000	1,144
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,820
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,213
Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac. Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	1,735	1,801
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,590
		23,523
American High-Income Municipal Bond Fund — Page 32 of 40

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Bonds, notes & other debt instruments Texas 7.78%	Principal amount (000)	Value (000)
City of Austin, Texas, Airport System Rev. Bonds, Series 2014, AMT, 5.00% 2044	$2,750	$3,019
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	13,545	15,221
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Co. Project), Series 1999-A, AMT, 7.70% 2033[4]	8,400	546
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Co. Project), Series 1999-C, AMT, 7.70% 2032[4]	5,700	371
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, AMT, 8.25% 2030[4]	14,500	943
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Co. LLC Project), Series 2003-B, AMT, 6.30% 2032[4]	1,700	106
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	3,000	3,482
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	2,200	2,568
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	2,500	2,843
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,017
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	1,000	1,012
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2027	1,150	1,170
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2037	1,850	1,871
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042	9,000	9,617
Decatur Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 2044	1,500	1,600
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	2,000	2,087
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	5,000	5,249
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	3,000	3,359
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 2025	6,000	6,303
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Texas, Inc. Travis County Project), Series 2003-C, AMT, 5.20% 2028	1,500	1,561
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	519
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,040	1,053
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2048	5,250	6,074
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,494
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	3,500	3,705
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2008-B, 7.25% 2035 (preref. 2018)	2,250	2,734
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	1,000	1,110
Harris County Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2042	1,000	279
Harris County Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2050	1,500	274
Harris County Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2053	1,000	1,078
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	345	359
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	1,000	1,100
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,949
American High-Income Municipal Bond Fund — Page 33 of 40

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	$3,000	$3,507
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,188
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	7,000	7,463
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	5,999
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	5,000	5,322
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.375% 2044	1,000	1,204
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	2,997
Matagorda County Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	3,900
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	695	703
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020 (put 2013)	2,500	2,561
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	5,000	5,626
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	3,853
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,645
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[3]	2,000	2,020
MuniMae TE Bond Subsidiary, LLC, Series A-5, AMT, 5.00% cumulative preferred 2028[3,5]	7,200	7,812
New Hope Cultural Education Facs. Fin. Corp., First Mortgage Rev. Ref. Bonds (Morningside Ministries Project), Series 2013, 6.50% 2043	3,370	3,798
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2043	3,200	3,287
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2049	600	610
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), Series 2015-A, 5.00% 2030	800	877
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), Series 2015-A, 5.00% 2047	3,000	3,198
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 0.78% 2038 (put 2020)[2]	2,600	2,585
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	4,000	4,500
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	6,000	6,750
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	3,000	3,485
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,771
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	6,500	7,265
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,000	4,440
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,105
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	2,000	2,191
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 7.75% 2044	3,315	3,909
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 8.00% 2049	3,300	3,944
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,415
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,154
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,634
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,825	3,290
Sanger Texas Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038	14,250	16,102
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	710	790
American High-Income Municipal Bond Fund — Page 34 of 40

unaudited
Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	$660	$745
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	2,007
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	1,000	1,067
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Northwest Senior Housing Corp. - Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,312
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Northwest Senior Housing Corp. - Edgemere Project), Series 2006-A, 6.00% 2036	1,000	1,043
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2014-A-1, 5.00% 2034	2,165	2,312
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2014-A-1, 5.00% 2044	675	714
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2014-A-1, 5.00% 2049	3,000	3,172
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020 (preref. 2015)	1,660	1,673
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,000	2,233
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2032	5,000	5,528
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	8,250	8,945
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.50% 2025	1,295	1,307
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project), Series 2005-A, 5.65% 2035	3,600	3,626
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	3,000	3,518
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	3,750	4,361
		277,136
Utah 0.11%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	265	266
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	285	286
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	145	145
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	475	476
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	230	231
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	270	271
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	265	266
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	325	325
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	245	245
Housing Corp., Single-family Mortgage Bonds, Series 2007-B-1, Class III, AMT, 4.85% 2027	780	786
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	235	236
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	285	285
		3,818
Vermont 0.08%
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.771% 2022[2]	2,976	2,980
Virgin Islands 0.41%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,838
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	500	545
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	2,000	2,179
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,484
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	2,000	2,177
American High-Income Municipal Bond Fund — Page 35 of 40

unaudited
Bonds, notes & other debt instruments Virgin Islands (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 4.00% 2022	$500	$524
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	3,500	3,814
		14,561
Virginia 1.06%
Industrial Dev. Auth. of Botetourt County, Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	2,000	2,032
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[1]	1,500	995
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,500	2,643
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds (Celebrate Virginia South Project), Series 2006, 6.25% 2037	4,582	2,520
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,250	2,617
Econ. Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	1,000	1,030
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,111
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2020	365	401
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2025	385	416
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	484	485
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,393
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	870	516
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.25% 2024	4,000	4,292
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,550	3,792
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.25% 2032	6,940	7,637
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-B-1, 5.00% 2047	7,000	4,995
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,043	1,050
		37,925
Washington 1.16%
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042	1,250	1,507
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2039	1,300	1,391
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	8,000	8,643
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[3]	7,000	7,775
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[3]	9,090	10,165
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2030	2,000	2,219
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2031	2,000	2,211
Industrial Dev. Corp. of the Port of Seattle, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 2030	4,375	4,580
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,550	2,709
		41,200
West Virginia 0.15%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	5,276
American High-Income Municipal Bond Fund — Page 36 of 40

unaudited
Bonds, notes & other debt instruments Wisconsin 0.70%	Principal amount (000)	Value (000)
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	$1,500	$1,756
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	500	544
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2044	1,000	1,105
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026 (preref. 2016)	1,000	1,054
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2039	500	549
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.25% 2029	1,000	1,172
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.625% 2039	3,000	3,547
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	489
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	2,000	1,954
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	1,500	1,488
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	3,000	2,971
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034	1,000	1,053
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044	1,800	1,910
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 6.00% 2049	1,500	1,614
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-B2, 4.25% 2020	650	655
Public Finance Auth., Exempt Facs. Ref. Rev. Bonds (National Gypsum Company), Series 2014, AMT, 5.25% 2030	3,000	3,070
		24,931
Total bonds, notes & other debt instruments (cost: $3,162,386,000)		3,347,622
Short-term securities 5.46%
State of California, Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.13% 2041[2]	1,200	1,200
State of California, Rev. Anticipation Notes, Series 2014-15, 1.50% 6/22/2015	15,000	15,030
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2014-A, 1.50% 6/26/2015	25,000	25,056
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series Y-2, 0.11% 2035[2]	8,530	8,530
District of Columbia, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 9/30/2015	10,200	10,260
State of Idaho, Tax Anticipation Notes, Series 2014, 2.00% 6/30/2015	3,800	3,812
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 2016	4,400	4,447
State of Maryland, Baltimore County, G.O. Bonds, 1.25% 2016	5,600	5,659
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2014-B, 1.50% 5/28/2015	5,250	5,256
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2014-C, 1.50% 6/25/2015	5,250	5,261
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.13% 2030[2]	180	180
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2004-A, 0.12% 2034[2]	2,200	2,200
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Ref. Bonds (St. Louis University), Series 2008-A-2, 0.12% 2035[2]	6,780	6,780
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-A, 0.13% 2031[2]	2,800	2,800
State of New York, City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 0.12% 2037[2]	1,900	1,900
State of New York, City of Syracuse, New York, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 0.12% 2037[2]	1,500	1,500
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2014-A, 2.00% 6/15/2015	6,600	6,616
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 0.16% 2032[2]	1,460	1,460
American High-Income Municipal Bond Fund — Page 37 of 40

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2006-B-3, AMT, 0.13% 2026[2]	$1,200	$1,200
State of Texas, Texas Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.13% 2029[2]	2,510	2,510
State of Texas, Tax and Rev. Anticipation Notes, Series 2014, 1.50% 8/31/2015	79,000	79,375
State of Virginia, Virginia College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.12% 2026[2]	3,310	3,310
Total short-term securities (cost: $194,318,000)		194,342
Total investment securities 99.49% (cost: $3,356,704,000)		3,541,964
Other assets less liabilities 0.51%		18,309
Net assets 100.00%		$3,560,273

[1]	Step bond; coupon rate will increase at a later date.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $207,062,000, which represented 5.82% of the net assets of the fund.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American High-Income Municipal Bond Fund — Page 38 of 40

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2015, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$243,953
Gross unrealized depreciation on investment securities	(53,042)
Net unrealized appreciation on investment securities	190,911
Cost of investment securities	3,351,053

Key to abbrevations
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LOC = Letter of Credit
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper
American High-Income Municipal Bond Fund — Page 39 of 40

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-040-0615O-S42175	American High-Income Municipal Bond Fund — Page 40 of 40

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended April 30, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American High-Income Municipal Bond Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American High-Income Municipal Bond Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: June 26, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 26, 2015